Employees - Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Return on plan assets excluding amounts included in net finance income/(cost)	€ 1,494	€ 2,385	€ (1,108)
Change in asset ceiling, excluding amounts included in finance cost	2	(37)
Actuarial gains/(losses) arising from changes in demographic assumptions	246	183	42
Actuarial gains/(losses) arising from changes in financial assumptions	(1,414)	(2,138)	611
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	(78)	(12)	18
Total of defined benefit costs recognised in other comprehensive income	€ 250	€ 381	€ (437)